Stock-Based Compensation - Schedule of Stock-Based Plan Compensation Expense, Including Cash Award (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation plan expense, net of related tax benefits	$ 7,278	$ 8,130	$ 8,012
Stock-based compensation plan related tax benefits	$ 4,461	$ 4,983	$ 4,910